Loan Commitments and Letters of Credit (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Commitments to extend credit: [Abstract]
Commitments to originate loans	$ 60,360	$ 31,702
Undisbursed construction loans	9,027	8,426
Undisbursed home equity lines of credit	56,044	52,131
Undisbursed commercial lines of credit	50,054	54,023
Overdraft protection lines	1,306	1,306
Standby letters of credit	134	133
Total loan commitments and letters of credit	176,925	147,721
Future fixed rate loan commitments	$ 34,073	$ 16,400
Future fixed rate loan commitments rate, stated percentage rate range, minimum	2.88%	2.75%
Future fixed rate loan commitments rate, stated percentage rate range, maximum	6.00%	8.00%